SHARE-BASED PAYMENTS (Details)	12 Months Ended
	Dec. 31, 2023 shares structure category	Dec. 31, 2022 shares
Ranges of Share Based Payment Arrangements [Line Items]
Number of employee categories | category	3
Number of share for pricing (in shares)	1
Number of bonus structures | structure	2
Number of other equity instruments outstanding in share-based payment arrangement (in shares)	8,242,924,413	0
Vesting percentage	33.00%
RSU - Retention
Ranges of Share Based Payment Arrangements [Line Items]
Number of other equity instruments outstanding in share-based payment arrangement (in shares)	2,986,456,933	0
Performance Share Units (PSU)
Ranges of Share Based Payment Arrangements [Line Items]
Number of other equity instruments outstanding in share-based payment arrangement (in shares)	4,009,588,067	0
MPPBASEDRSU - Protection
Ranges of Share Based Payment Arrangements [Line Items]
Number of other equity instruments outstanding in share-based payment arrangement (in shares)	1,246,879,413	0
Non-Executive Employees
Ranges of Share Based Payment Arrangements [Line Items]
Number of employee categories | category	1
Non-GEM Executives and GEM Executives
Ranges of Share Based Payment Arrangements [Line Items]
Number of employee categories | category	2
GEM Executives | RSU - Retention
Ranges of Share Based Payment Arrangements [Line Items]
Number of other equity instruments outstanding in share-based payment arrangement (in shares)	3,107,603,293
GEM Executives | Performance Share Units (PSU)
Ranges of Share Based Payment Arrangements [Line Items]
Number of other equity instruments outstanding in share-based payment arrangement (in shares)	4,251,780,158
Factor pro rata and the quotient net price / ERO price	0.01083865799
Factor pro rata and the quotient net price / ERO price percentage	150.00%
GEM Executives | MPPBASEDRSU - Protection
Ranges of Share Based Payment Arrangements [Line Items]
Number of other equity instruments outstanding in share-based payment arrangement (in shares)	1,438,926,658
Range One | Non-GEM Executives
Ranges of Share Based Payment Arrangements [Line Items]
Retention bonus	20.00%
Retention bonus payment, term	15 months
Range One | GEM Executives | RSU - Retention
Ranges of Share Based Payment Arrangements [Line Items]
Award vesting period	24 months
Range One | GEM Executives | Performance Share Units (PSU)
Ranges of Share Based Payment Arrangements [Line Items]
Award vesting period	24 months
Management Protection Plan rate	33.00%
Management Protection Plan term	18 months
Range Two | Non-GEM Executives
Ranges of Share Based Payment Arrangements [Line Items]
Retention bonus	80.00%
Retention bonus payment, term	24 months
Range Two | GEM Executives | RSU - Retention
Ranges of Share Based Payment Arrangements [Line Items]
Award vesting period	36 months
Range Two | GEM Executives | Performance Share Units (PSU)
Ranges of Share Based Payment Arrangements [Line Items]
Award vesting period	36 months
Management Protection Plan rate	34.00%
Management Protection Plan term	24 months
Range Three | GEM Executives | RSU - Retention
Ranges of Share Based Payment Arrangements [Line Items]
Award vesting period	42 months
Range Three | GEM Executives | Performance Share Units (PSU)
Ranges of Share Based Payment Arrangements [Line Items]
Award vesting period	42 months
Management Protection Plan rate	33.00%
Management Protection Plan term	30 months
Month 30 from Exit Date | GEM Executives | RSU - Retention
Ranges of Share Based Payment Arrangements [Line Items]
Minimum Guaranteed Vesting of RSUs	20.00%
Month 42 from Exit Date | GEM Executives | RSU - Retention
Ranges of Share Based Payment Arrangements [Line Items]
Minimum Guaranteed Vesting of RSUs	30.00%
Month 60 from Exit Date | GEM Executives | RSU - Retention
Ranges of Share Based Payment Arrangements [Line Items]
Minimum Guaranteed Vesting of RSUs	50.00%